Net fee income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

Net fee income by global business
	2020
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,686	126	477	—	2,289
Cards	1,564	360	25	—	1,949
Broking income	862	61	616	—	1,539
Credit facilities	93	740	626	—	1,459
Account services	431	598	264	—	1,293
Underwriting	5	9	1,002	(1)	1,015
Global custody	189	22	723	—	934
Unit trusts	881	18	—	—	899
Remittances	77	313	288	(1)	677
Imports/exports	—	417	160	—	577
Insurance agency commission	307	17	1	—	325
Other	1,123	893	2,369	(2,290)	2,095
Fee income	7,218	3,574	6,551	(2,292)	15,051
Less: fee expense	(1,810)	(349)	(3,284)	2,266	(3,177)
Net fee income	5,408	3,225	3,267	(26)	11,874

	2019[1]					2018
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total	Total
	$m	$m	$m	$m	$m	$m
Funds under management	1,597	120	460	—	2,177	2,221
Cards	1,602	358	15	—	1,975	1,956
Broking income	485	40	532	—	1,057	1,210
Credit facilities	90	785	743	—	1,618	1,723
Account services	991	654	365	(7)	2,003	2,177
Underwriting	3	6	821	(1)	829	723
Global custody	135	18	564	—	717	736
Unit trusts	1,011	22	2	—	1,035	1,038
Remittances	77	362	311	(3)	747	778
Imports/exports	1	497	164	—	662	709
Insurance agency commission	356	20	1	—	377	404
Other	1,284	887	2,353	(2,282)	2,242	2,369
Fee income	7,632	3,769	6,331	(2,293)	15,439	16,044
Less: fee expense	(1,998)	(380)	(3,292)	2,254	(3,416)	(3,424)
Net Fee income	5,634	3,389	3,039	(39)	12,023	12,620
1    A change in reportable segments was made in 2020. Comparative data have been re-presented accordingly. For further guidance, see Note 10: Segmental Analysis on page 347.
Net fee income includes $5,858m of fees earned on financial assets that are not at fair value through profit or loss, other than amounts included in determining the effective interest rate (2019: $6,647m; 2018: $7,522m), $1,260m of fees payable on financial liabilities that are not at fair value through profit or loss, other than amounts included in determining the effective interest rate (2019: $1,450m; 2018: $1,682m), $3,426m of fees earned on trust and other fiduciary activities (2019: $3,110m; 2018: $3,165m) and $267m of fees payable relating to trust and other fiduciary activities (2019: $237m; 2018: $175m).